Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

NOTE 3 - INVENTORIES

At September 30, 2020 and December 31, 2019, inventories consisted of the following:

	September 30, 2020	December 31, 2019
Finished goods	$501,946	$366,298
Less reserve for obsolete inventory	-	-
Total	$501,946	$366,298

For the nine months ended September 30, 2020 and the year ended December 31, 2019, the Company did not make any change for reserve for obsolete inventory.

NOTE 3 – INVENTORIES

At December 31, 2019 and 2018, inventories consisted of the following:

	December 31, 2019	December 31, 2018
Finished goods	$366,298	$269,024

Less reserve for obsolete inventory	-	-
Total	$366,298	$269,024

For the years ended December 31, 2019 and 2018, the Company did not make any change for reserve for obsolete inventory.